Organization and Summary of Significant Accounting Policies (Details Narrative) - Omnim2m, Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accumulated deficit	$ 1,502,745		$ 1,467,716	$ 1,251,699
Recurring losses	(35,209)	$ (192,905)	(216,017)	(915,956)
Working capital deficit	$ 319,933		$ 286,311
Share Holders [Member]
Recurring losses				$ (915,956)